Cost of Revenues	12 Months Ended
Dec. 31, 2024
Cost Of Revenues
Cost of Revenues

12.Cost of Revenues

The following is a summary of cost of revenues for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue sharing fees	1,351,096	1,368,498	1,377,765
Salary and welfare benefits	40,653	45,273	28,600
Payment handling costs	22,899	21,076	20,836
Bandwidth costs	32,795	39,424	36,218
Share-based compensation expense	7,052	3,845	1,788
Others	14,426	8,281	9,741
Total	1,468,921	1,486,397	1,474,948